DEPOSIT FOR NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
DEPOSIT FOR NON-CURRENT ASSETS [Abstract]
Schedule of Deposit for Non-current Assets
	As of December 31,
	2014	2015
	US$	US$

Buildings	85,722	135,299
Land use rights	793	2,416

Total	86,515	137,715